Intangible assets, net (Summary of Group's Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total of gross carrying amount	$ 724,945	$ 725,180
Less: accumulated amortization	(444,912)	(388,660)
Less: accumulated impairment	(2,776)	(2,805)
Intangible assets, net	277,257	333,715
Trademark
Intangible assets, net
Total of gross carrying amount	515,646	515,671
Less: accumulated amortization	(249,890)	(197,722)
Customer relationships
Intangible assets, net
Total of gross carrying amount	154,808	154,819
Less: accumulated amortization	(154,529)	(152,894)
Non-compete agreement
Intangible assets, net
Total of gross carrying amount	12,100	12,100
Less: accumulated amortization	(12,100)	(12,100)
Software
Intangible assets, net
Total of gross carrying amount	9,341	9,431
Less: accumulated amortization	(8,585)	(8,824)
Operating rights
Intangible assets, net
Total of gross carrying amount	6,434	6,530
Less: accumulated amortization	(6,336)	(6,430)
Licenses
Intangible assets, net
Total of gross carrying amount	8,836	8,956
Less: accumulated amortization	(2,992)	(2,438)
Technology
Intangible assets, net
Total of gross carrying amount	14,475	14,491
Less: accumulated amortization	(8,771)	(6,801)
Domain names
Intangible assets, net
Total of gross carrying amount	1,801	1,778
Less: accumulated amortization	(1,028)	(914)
Others
Intangible assets, net
Total of gross carrying amount	1,504	1,404
Less: accumulated amortization	$ (681)	$ (537)